Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows - Operating activities:
Net earnings, including noncontrolling interests	$ 202,027	$ 195,720	$ 429,231	$ 388,681	$ 428,331
Adjustments to reconcile net earnings to net cash used by operating activities:
Depreciation	44,340	44,373	90,653	90,509	85,585
Amortization of intangible and other assets	10,172	8,299	14,168	10,785	9,860
Amortization of deferred loan costs			2,740	3,247	2,208
Loss on early extinguishment of debt			0	1,601	0
Net (gain) loss on disposition of assets	(10,549)	(595)	(149)	356	864
Acquisition-related non-cash gains			0	0	(4,448)
Gain on sale of investment			0	(3,993)	0
Excess tax benefits from stock-based payment arrangements	(10,946)	(5,021)	(5,668)	(10,048)	(1,174)
Stock-based compensation	15,425	16,271	32,090	32,428	40,751
Net earnings from affiliates, net of dividends received	(4,723)	1,623	(5,213)	(9,990)	(4,189)
Change in assets and liabilities, net of acquisitions:
Accounts receivable, net	(13,317)	(121,537)	(243,118)	(51,974)	50,730
Inventories, net	(155,739)	(161,296)	(139,754)	(52,905)	74,674
Prepaid Expense and Other Assets	(16,617)	(32,670)	(12,227)	(2,363)	20,840
Other assets, net	(7,219)	(6,091)	(3,629)	6,763	1,559
Accounts payable	(46,763)	(114,811)	45,845	70,741	(104,679)
Accrued liabilities and income taxes payable	49,908	(75,279)	(6,901)	(125,591)	(106,810)
Retirement obligations and other liabilities	5,140	11,000	6,682	(20,296)	(71,623)
Net deferred taxes	(764)	2,219	13,463	27,824	8,798
Net cash flows provided (used) by operating activities	60,375	(237,795)	218,213	355,775	431,277
Cash flows - Investing activities:
Capital expenditures	(56,885)	(48,498)	(107,967)	(102,002)	(108,448)
Payments for acquisitions, net of cash acquired	(3,996)	(890)	(90,505)	(199,396)	(30,750)
Proceeds from disposal of assets	7,902	3,735	4,269	11,030	556
Affiliate investing activity, net	(1,620)	0	0	3,651	0
Net cash flows used by investing activities	(54,599)	(45,653)	(194,203)	(286,717)	(138,642)
Cash flows - Financing activities:
Excess tax benefits from stock-based payment arrangements	10,946	5,021	5,668	10,048	1,174
Payments on long-term debt	(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt			0	500,000	0
Payments of deferred loan costs			0	(11,596)	(2,764)
Net borrowings (payments) under other financing arrangements	4,826	4,348	1,581	2,421	(684)
Repurchases of common shares	(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends	(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from stock option activity	(460)	224	547	5,926	2,939
Dividends paid to noncontrolling interests			(2,195)	(483)	(2,229)
Sales of shares to noncontrolling interests			0	4,384	327
Net cash flows used by financing activities	(167,168)	(62,909)	(238,956)	(142,913)	(107,078)
Effect of exchange rate changes on cash	(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents	(162,143)	(336,267)	(220,223)	(96,741)	182,264
Cash and cash equivalents at beginning of period	337,356	557,579	557,579	654,320	472,056
Cash and cash equivalents at end of period	175,213	221,312	337,356	557,579	654,320
Income taxes paid (net of refunds)			113,921	135,892	189,520
Interest paid			$ 32,368	$ 31,009	$ 38,067